TRADE ACCOUNTS RECEIVABLE (Details) $ in Thousands, € in Millions, ৳ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 BDT (৳)	Jan. 01, 2023 USD ($)
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 423,663								$ 264,179
Allowance for expected credit losses	(11,165)								(15,394)
Trade accounts receivable	$ 412,498	$ 18.7	£ 1.0	€ 21.3	$ 3.5	$ 6.2	¥ 0.6	৳ 0.0	$ 248,785